Operating Segments - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Operating Segments
Total segment revenue	$ 113,031	$ 136,842	$ 156,311	$ 176,145
Intersegment eliminations	(16,747)	(24,922)	(24,923)	(32,855)
Other revenue				7,710
Total revenue	$ 96,284	$ 111,920	$ 131,388	$ 151,000